Note 8 - Long-term Bank Loans (Details Textual)										1 Months Ended	12 Months Ended
	Nov. 27, 2018 USD ($)	Oct. 01, 2018 USD ($)	Apr. 27, 2018 USD ($)	Jan. 25, 2017 USD ($)	Sep. 30, 2016 USD ($)	Feb. 25, 2016 USD ($)	Mar. 20, 2015 USD ($)	Jun. 25, 2014 USD ($)	Dec. 15, 2009 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 29, 2016 USD ($)
Proceeds from Issuance of Long-term Debt, Total											$ 48,400,000	$ 10,862,500	$ 13,800,000
Long-term Debt, Total											63,885,000
Repayments of Long-term Debt, Total											23,337,271	1,813,229	2,347,000
Interest Expense, Total											2,516,216	1,608,348	689,726
Imputed Interest											173,841	123,697	$ 497,813
Restricted Cash [Member]
Cash Deposits											$ 3,378,955	$ 3,644,499
Minimum [Member]
Property, Plant and Equipment Value to Outstanding Facility Amount											120.00%
Maximum [Member]
Property, Plant and Equipment Value to Outstanding Facility Amount											130.00%
Refinancing of National Bank of Greece [Member]
Debt Instrument, Periodic Payment, Total											$ 405,000,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid											$ 4,010,000,000,000
Debt Instrument, Asset Coverage Ratio											130.00%
Repayments of Long-term Debt, Total											$ 450,000
Finance Construction of Hull No DY 160 [Member]
Term Loan Facility, Maximum Borrowing Capacity							$ 19,000,000
Term Loan Facility Maximum Borrowing Capacity as a Percentage of Vessel Market Value Upon Delivery							62.50%
Line of Credit Facility, Commitment Fee Percentage							0.90%
Term Loan Facility Maximum Borrowing Capacity as a Percentage of Vessel Market Value Upon Delivery Charter Free							55.00%
HSBC Bank PLC [Member] | Supplemental Agreement with HSBC Bank [Member]
Debt Instrument, Number of Periodic Payments										4
Debt Instrument, Periodic Payment, Total										$ 280,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 3,160,000					$ 3,160,000
Debt Instrument, Number of Installments Payments Deferred										6
Debt Instrument, Deferred Amount										$ 1,680,000
Debt Instrument, Periodic Payment Terms Bullet Payment To Be Paid					4,840,000					4,840,000
Long-term Debt, Total					$ 4,840,000					$ 4,840,000
Debt Instrument, Asset Coverage Ratio					130.00%					130.00%		75.00%
Debt Instrument, Cash Collateral to Be Pledged in Cash Collateral Account												$ 300,000
Repayments of Long-term Debt, Total											$ 1,000,000	$ 400,000
HSBC Bank PLC [Member] | Supplemental Agreement with HSBC Bank Regarding Eirini Loan [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 8,000,000					$ 8,000,000
Debt Instrument, Number of Installments Payments Deferred					7
Long-term Debt, Total					$ 11,600,000					$ 11,600,000				$ 12,850,000
Debt Instrument, Asset Coverage Ratio					130.00%					130.00%		75.00%
Debt Instrument, Cash Collateral to Be Pledged in Cash Collateral Account					$ 600,000
Repayments of Long-term Debt, Total					1,250,000
Debt Instrument, Periodic Payment, Deferred					$ 350,000
HSBC Bank PLC [Member] | Finance Construction of M/V Ekaterini [Member]
Proceeds from Issuance of Long-term Debt, Total			$ 18,400,000
Debt Instrument, Number of Periodic Payments			28
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 11,300,000
Debt Instrument, Asset Coverage Ratio			130.00%
Term Loan Facility Maximum Borrowing Capacity as a Percentage of Vessel Market Value Upon Delivery			70.00%
Payments of Debt Issuance Costs			$ 147,200
Term Loan Facility Maximum Borrowing Capacity as a Percentage of Construction Cost			70.00%
Nord LB [Member]
Proceeds from Issuance of Long-term Debt, Total						$ 13,800,000
Nord LB [Member] | Finance the Pre-delivery Installment of M/V "Xenia" [Member]
Debt Instrument, Periodic Payment, Total						467,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 7,262,000
Debt Instrument, Number of Semi Annual Payments						14
HSH Nordbank [Member] | Loan Secured By M/V Alexandros P [Member]
Proceeds from Issuance of Long-term Debt, Total				$ 10,862,500
Debt Instrument, Number of Periodic Payments				13
Debt Instrument, Periodic Payment, Total				$ 159,743
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 8,785,841
Eurobank Ergasias [Member] | Finance Construction of Loan Facility of HSH Nordbank AG [Member]
Debt Instrument, Number of Periodic Payments		28
Debt Instrument, Periodic Payment, Total		$ 235,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 8,420,000
Debt Instrument, Asset Coverage Ratio		120.00%
Term Loan Facility, Maximum Borrowing Capacity		$ 15,000,000
Term Loan Facility Maximum Borrowing Capacity as a Percentage of Vessel Market Value Upon Delivery		60.00%
Payments of Debt Issuance Costs		$ 135,000
National Bank of Greece S.A. [Member] | Finance Construction of M/V “Pantelis” and M/V “Tasos” and Financing Part of the Acquisition Cost of M/V “Starlight” [Member]
Proceeds from Issuance of Long-term Debt, Total	$ 15,000,000
Debt Instrument, Number of Periodic Payments	12
Debt Instrument, Periodic Payment, Total	$ 700,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 6,600,000
Debt Instrument, Asset Coverage Ratio	125.00%
Payments of Debt Issuance Costs	$ 150,000
London Interbank Offered Rate (LIBOR) [Member] | HSBC Bank PLC [Member] | Finance Construction of M/V Ekaterini [Member]
Debt Instrument, Basis Spread on Variable Rate			2.80%
London Interbank Offered Rate (LIBOR) [Member] | Nord LB [Member] | Finance the Pre-delivery Installment of M/V "Xenia" [Member]
Debt Instrument, Basis Spread on Variable Rate						2.95%
London Interbank Offered Rate (LIBOR) [Member] | HSH Nordbank [Member] | Loan Secured By M/V Alexandros P [Member]
Debt Instrument, Basis Spread on Variable Rate				3.00%
London Interbank Offered Rate (LIBOR) [Member] | Eurobank Ergasias [Member] | Finance Construction of Loan Facility of HSH Nordbank AG [Member]
Debt Instrument, Basis Spread on Variable Rate		3.25%
London Interbank Offered Rate (LIBOR) [Member] | National Bank of Greece S.A. [Member] | Finance Construction of M/V “Pantelis” and M/V “Tasos” and Financing Part of the Acquisition Cost of M/V “Starlight” [Member]
Debt Instrument, Basis Spread on Variable Rate	3.25%
Debt Instrument, Redemption, Period One [Member] | HSBC Bank PLC [Member] | Supplemental Agreement with HSBC Bank [Member]
Debt Instrument, Number of Periodic Payments										2
Debt Instrument, Periodic Payment, Total										$ 280,000
Debt Instrument, Redemption, Period One [Member] | HSBC Bank PLC [Member] | Supplemental Agreement with HSBC Bank Regarding Eirini Loan [Member]
Debt Instrument, Number of Periodic Payments					2
Debt Instrument, Periodic Payment, Total					$ 350,000
Debt Instrument, Redemption, Period One [Member] | HSBC Bank PLC [Member] | Finance Construction of M/V Ekaterini [Member]
Debt Instrument, Number of Periodic Payments			8
Debt Instrument, Periodic Payment, Total			$ 400,000
Debt Instrument, Redemption, Period Two [Member] | HSBC Bank PLC [Member] | Supplemental Agreement with HSBC Bank [Member]
Debt Instrument, Periodic Payment, Total										280,000
Debt Instrument, Redemption, Period Two [Member] | HSBC Bank PLC [Member] | Supplemental Agreement with HSBC Bank Regarding Eirini Loan [Member]
Debt Instrument, Number of Periodic Payments					4
Debt Instrument, Periodic Payment, Total					$ 725,000
Debt Instrument, Redemption, Period Two [Member] | HSBC Bank PLC [Member] | Finance Construction of M/V Ekaterini [Member]
Debt Instrument, Number of Periodic Payments			12
Debt Instrument, Periodic Payment, Total			$ 325,000
Debt Instrument, Redemption, Period Three [Member] | HSBC Bank PLC [Member] | Supplemental Agreement with HSBC Bank [Member]
Debt Instrument, Periodic Payment, Total										560,000
Debt Instrument, Redemption, Period Four [Member] | HSBC Bank PLC [Member] | Supplemental Agreement with HSBC Bank [Member]
Debt Instrument, Periodic Payment, Total										3,720,000
Pantelis Shipping Corp [Member]
Proceeds from Issuance of Long-term Debt, Total									$ 13,000,000
Debt Instrument, Number of Periodic Payments												32
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												$ 3,160,000
Debt Instrument, Secured, Minimum Cash Balance												$ 300,000
Pantelis Shipping Corp [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate												2.70%
Pantelis Shipping Corp [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument, Number of Periodic Payments												4
Debt Instrument, Periodic Payment, Total												$ 500,000
Pantelis Shipping Corp [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument, Number of Periodic Payments												28
Debt Instrument, Periodic Payment, Total												$ 280,000
Eirini Shipping Ltd. and Eleni Shipping Ltd [Member]
Proceeds from Issuance of Long-term Debt, Total								$ 15,300,000
Debt Instrument, Number of Periodic Payments					20
Debt Instrument, Periodic Payment, Total					$ 350,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 8,300,000					$ 8,300,000
Eirini Shipping Ltd. and Eleni Shipping Ltd [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate					3.75%